UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.5%
Consumer Discretionary 24.8%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		140,000	144,025
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		465,000	461,512
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		295,000	300,163
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	947,155
4.125%, 3/30/2020		1,810,000	1,871,087
4.25%, 4/15/2021		575,000	592,969
5.75%, 11/20/2025		710,000	749,937
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	251,100
144A, 7.5%, 5/15/2026		755,000	810,681
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	354,263
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		755,000	780,481
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026		350,000	357,987
AMC Networks, Inc., 5.0%, 4/1/2024		1,000,000	1,009,380
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,050,000	1,092,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		255,000	266,706
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		480,000	478,800
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		200,000	216,250
Block Communications, Inc.:
144A, 6.875%, 2/15/2025		235,000	248,536
144A, 7.25%, 2/1/2020		580,000	591,890
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	178,200
CalAtlantic Group, Inc., 5.25%, 6/1/2026		429,000	429,536
Caleres, Inc., 6.25%, 8/15/2023		140,000	146,650
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		600,000	628,500
144A, 9.5%, 12/15/2024		800,000	856,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	461,687
144A, 5.125%, 5/1/2027		575,000	597,281
144A, 5.5%, 5/1/2026		2,750,000	2,918,437
144A, 5.875%, 4/1/2024		385,000	412,913
144A, 5.875%, 5/1/2027		550,000	590,755
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	829,523
144A, 6.375%, 9/15/2020		810,000	834,806
Churchill Downs, Inc., 5.375%, 12/15/2021		187,000	194,714
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		85,000	83,513
CSC Holdings LLC:
5.25%, 6/1/2024		305,000	306,906
144A, 5.5%, 4/15/2027		1,160,000	1,193,350
144A, 6.625%, 10/15/2025		200,000	220,750
144A, 10.125%, 1/15/2023		600,000	694,500
144A, 10.875%, 10/15/2025		630,000	759,150
Dana, Inc.:
5.375%, 9/15/2021		2,000,000	2,075,000
5.5%, 12/15/2024		195,000	203,775
DISH DBS Corp.:
5.875%, 7/15/2022		1,500,000	1,608,750
6.75%, 6/1/2021		110,000	121,275
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,110,000	1,141,635
5.75%, 3/1/2023		350,000	371,438
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	413,000
5.25%, 4/15/2023		600,000	621,750
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		475,000	484,500
5.125%, 11/15/2023		210,000	218,138
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		545,000	561,350
144A, 5.25%, 12/15/2023		755,000	775,762
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		390,000	386,588
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	305,950
144A, 5.75%, 4/15/2024		185,000	195,638
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		110,000	111,650
Lennar Corp.:
4.125%, 1/15/2022		465,000	470,812
4.75%, 11/15/2022		500,000	514,250
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		170,000	164,263
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	640,500
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		305,000	313,388
144A, 4.75%, 12/15/2021		275,000	280,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	159,650
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		390,000	391,463
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		300,000	304,500
5.5%, 5/15/2026		330,000	327,756
PulteGroup, Inc., 4.25%, 3/1/2021		1,065,000	1,090,027
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	314,544
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	81,824
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		70,000	71,050
144A, 5.375%, 4/15/2023		25,000	25,438
Sally Holdings LLC, 5.625%, 12/1/2025		535,000	544,362
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		1,255,000	1,335,006
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	184,500
SFR Group SA:
144A, 6.0%, 5/15/2022		1,070,000	1,109,793
144A, 7.375%, 5/1/2026		1,155,000	1,196,869
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		530,000	540,600
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	428,487
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	151,500
Tenneco, Inc., 5.0%, 7/15/2026		360,000	360,900
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	350,175
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		185,000	188,700
4.875%, 7/1/2021		2,215,000	2,286,987
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,379,400
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,099,187
Viacom, Inc.:
5.875%, 2/28/2057		155,000	157,842
6.25%, 2/28/2057		165,000	166,903
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	264,688
144A, 8.5%, 10/15/2022		295,000	308,275
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		390,000	394,388
144A, 5.5%, 8/15/2026		350,000	358,712
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		160,000	163,600
			51,579,131
Consumer Staples 2.4%
Aramark Services, Inc.:
4.75%, 6/1/2026		1,105,000	1,107,762
5.125%, 1/15/2024		220,000	230,472
Cott Beverages, Inc.:
5.375%, 7/1/2022		515,000	527,875
6.75%, 1/1/2020		195,000	201,581
FAGE International SA, 144A, 5.625%, 8/15/2026		235,000	240,288
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		694,000	739,110
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		220,000	227,150
144A, 7.25%, 6/1/2021		775,000	798,250
144A, 8.25%, 2/1/2020		240,000	246,000
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		215,000	219,031
144A, 5.75%, 3/1/2027		270,000	273,208
144A, 6.75%, 12/1/2021		155,000	166,393
			4,977,120
Energy 14.4%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		265,000	268,975
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	366,825
5.375%, 11/1/2021		320,000	327,200
5.625%, 6/1/2023		210,000	212,625
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	239,113
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	278,437
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025		380,000	401,850
144A, 7.0%, 6/30/2024		510,000	571,200
Chesapeake Energy Corp.:
6.625%, 8/15/2020		350,000	348,250
144A, 8.0%, 1/15/2025		250,000	248,125
Continental Resources, Inc.:
4.5%, 4/15/2023		250,000	245,000
5.0%, 9/15/2022		1,880,000	1,917,600
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		145,000	150,438
DCP Midstream Operating LP, 2.7%, 4/1/2019		700,000	694,750
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	526,725
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		450,000	451,125
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,000,000	2,247,500
EP Energy LLC:
144A, 8.0%, 11/29/2024		175,000	185,500
144A, 8.0%, 2/15/2025		335,000	326,625
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		145,000	144,275
144A, 6.375%, 5/15/2025		245,000	246,225
6.625%, 5/1/2023		110,000	111,925
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	382,112
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		265,000	278,250
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	223,331
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	317,750
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		750,000	665,625
144A, 6.5%, 3/15/2021		750,000	766,875
144A, 6.5%, 1/15/2025		544,000	531,760
Murphy Oil Corp., 6.875%, 8/15/2024		235,000	251,567
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	161,588
5.75%, 1/30/2022		305,000	325,587
Noble Holding International Ltd.:
7.2%, 4/1/2025		185,000	179,219
7.75%, 1/15/2024		740,000	719,650
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		60,000	61,031
6.875%, 1/15/2023		30,000	30,413
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		130,000	131,300
144A, 5.375%, 1/15/2025		205,000	208,075
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		235,000	242,638
Peabody Securities Finance Corp.:
144A, 6.0%, 3/31/2022		55,000	56,100
144A, 6.375%, 3/31/2025		415,000	423,300
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	438,673
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		155,000	167,788
Range Resources Corp.:
4.875%, 5/15/2025		440,000	416,350
144A, 5.0%, 8/15/2022		250,000	243,750
144A, 5.875%, 7/1/2022		245,000	250,513
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		961,200	1,007,011
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,250,000	1,276,867
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	52,875
Rowan Companies, Inc., 7.375%, 6/15/2025		250,000	259,375
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,064,799
5.625%, 4/15/2023		600,000	659,862
144A, 5.875%, 6/30/2026		560,000	628,141
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		150,000	152,250
Sunoco LP:
5.5%, 8/1/2020		170,000	171,275
6.25%, 4/15/2021		1,000,000	1,015,000
6.375%, 4/1/2023		155,000	156,550
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		250,000	260,625
Tesoro Corp.:
144A, 4.75%, 12/15/2023		585,000	605,475
144A, 5.125%, 12/15/2026		405,000	428,287
Tesoro Logistics LP:
5.25%, 1/15/2025		670,000	706,012
6.125%, 10/15/2021		120,000	125,250
6.375%, 5/1/2024		270,000	293,512
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		125,000	128,750
Weatherford International Ltd.:
4.5%, 4/15/2022		385,000	368,156
144A, 9.875%, 2/15/2024		620,000	716,100
Whiting Petroleum Corp.:
5.75%, 3/15/2021		460,000	457,700
6.25%, 4/1/2023		235,000	235,588
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		580,000	572,750
WPX Energy, Inc., 7.5%, 8/1/2020		545,000	587,237
			29,912,980
Financials 4.8%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		790,000	817,555
4.625%, 10/30/2020		2,375,000	2,533,840
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	375,550
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,509,117
5.0%, 8/15/2022		1,300,000	1,378,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		520,000	539,500
5.25%, 5/30/2025		165,000	169,950
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	533,300
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		585,000	621,562
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	212,175
5.375%, 11/15/2022		180,000	190,705
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		140,000	149,100
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	508,150
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	416,955
			9,955,459
Health Care 5.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	223,300
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	252,225
144A, 5.75%, 1/15/2022		305,000	282,888
Endo Ltd.:
144A, 6.0%, 7/15/2023		240,000	220,800
144A, 6.0%, 2/1/2025		150,000	134,063
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	179,756
HCA, Inc.:
4.5%, 2/15/2027		305,000	304,237
4.75%, 5/1/2023		1,000,000	1,048,750
5.25%, 6/15/2026		610,000	644,312
6.5%, 2/15/2020		1,700,000	1,866,243
7.5%, 2/15/2022		620,000	715,325
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		185,000	185,925
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	114,675
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		435,000	438,262
5.5%, 12/1/2021		385,000	400,641
5.875%, 12/1/2023		310,000	318,525
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		90,000	90,225
144A, 5.625%, 10/15/2023		165,000	158,400
Tenet Healthcare Corp.:
4.463% **, 6/15/2020		205,000	207,563
144A, 7.5%, 1/1/2022		265,000	286,863
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	349,537
144A, 5.875%, 5/15/2023		360,000	292,950
144A, 6.125%, 4/15/2025		1,100,000	875,875
144A, 7.5%, 7/15/2021		1,455,000	1,336,781
			10,928,121
Industrials 9.5%
ADT Corp.:
3.5%, 7/15/2022		190,000	180,263
5.25%, 3/15/2020		320,000	339,200
6.25%, 10/15/2021		580,000	632,925
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	4,158,904
Allegion PLC, 5.875%, 9/15/2023		110,000	117,700
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		390,000	382,200
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	520,781
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	478,200
144A, 6.0%, 10/15/2022		355,000	355,444
144A, 8.75%, 12/1/2021		102,000	112,965
CNH Industrial Capital LLC, 3.875%, 7/16/2018		400,000	409,000
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	299,425
DR Horton, Inc., 4.0%, 2/15/2020		100,000	104,000
EnerSys, 144A, 5.0%, 4/30/2023		55,000	55,963
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	308,250
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	307,538
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	383,000
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		415,000	433,675
144A, 5.0%, 11/15/2025		213,000	223,893
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021 (PIK)		330,000	333,399
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		280,000	289,800
Koppers, Inc., 144A, 6.0%, 2/15/2025		495,000	514,800
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		155,000	179,219
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	237,475
Mercer International, Inc., 144A, 6.5%, 2/1/2024		250,000	255,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	179,375
Novelis Corp.:
144A, 5.875%, 9/30/2026		660,000	678,975
144A, 6.25%, 8/15/2024		300,000	318,000
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	226,472
5.375%, 3/1/2025		803,000	831,105
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		85,000	88,613
144A, 5.5%, 2/15/2024		585,000	611,442
Ply Gem Industries, Inc., 6.5% , 2/1/2022		525,000	544,605
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		40,000	43,750
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		220,000	226,325
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	406,155
Summit Materials LLC:
6.125%, 7/15/2023		355,000	369,200
8.5%, 4/15/2022		155,000	173,600
Titan International, Inc., 6.875%, 10/1/2020		335,000	344,212
United Rentals North America, Inc.:
5.5%, 5/15/2027		528,000	539,648
5.875%, 9/15/2026		395,000	415,737
6.125%, 6/15/2023		35,000	36,794
7.625%, 4/15/2022		163,000	170,183
WESCO Distribution, Inc., 5.375%, 6/15/2024		300,000	309,000
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		439,000	456,011
144A, 4.5%, 4/29/2022		610,000	633,637
144A, 4.75%, 4/29/2025		470,000	484,100
			19,699,958
Information Technology 4.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	144,480
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	177,188
CDW LLC:
5.0%, 9/1/2025 (b)		225,000	228,235
6.0%, 8/15/2022		160,000	169,400
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		490,000	506,077
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		735,000	770,755
144A, 5.875%, 6/15/2021		235,000	248,663
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	365,355
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,195,190
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	224,137
First Data Corp., 144A, 7.0%, 12/1/2023		355,000	381,625
IHS Markit Ltd., 144A, 4.75%, 2/15/2025		165,000	170,054
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	432,000
Match Group, Inc., 6.375%, 6/1/2024		180,000	194,400
Micron Technology, Inc.:
5.5%, 2/1/2025		170,000	175,525
144A, 7.5%, 9/15/2023		600,000	669,000
NCR Corp.:
5.875%, 12/15/2021		75,000	78,563
6.375%, 12/15/2023		190,000	203,062
Netflix, Inc., 5.875%, 2/15/2025		450,000	486,562
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		350,000	352,625
NXP BV, 144A, 4.125%, 6/1/2021		990,000	1,027,719
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	165,463
Symantec Corp., 144A, 5.0%, 4/15/2025		375,000	384,916
Western Digital Corp.:
144A, 7.375%, 4/1/2023		155,000	170,113
10.5%, 4/1/2024		275,000	321,750
			9,242,857
Materials 14.9%
AK Steel Corp.:
7.5%, 7/15/2023		300,000	327,750
7.625%, 5/15/2020		400,000	407,720
Alpha 3 BV, 144A, 6.25%, 2/1/2025		400,000	400,000
Anglo American Capital PLC:
144A, 4.125%, 9/27/2022		500,000	508,750
144A, 4.875%, 5/14/2025		1,200,000	1,245,000
Ardagh Packaging Finance PLC:
144A, 3.963% **, 12/15/2019		116,982	119,322
144A, 4.625%, 5/15/2023		245,000	249,287
144A, 6.0%, 2/15/2025		530,000	544,575
144A, 6.75%, 1/31/2021		340,000	352,512
144A, 7.25%, 5/15/2024		435,000	474,150
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	153,000
Ball Corp., 4.375%, 12/15/2020		155,000	162,750
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	625,500
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	187,775
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,374,750
Chemours Co.:
6.625%, 5/15/2023		205,000	217,556
7.0%, 5/15/2025		95,000	103,194
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		195,000	194,513
Constellium NV, 144A, 7.875%, 4/1/2021		950,000	1,028,470
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/2025		250,000	255,625
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		800,000	798,000
2.375%, 3/15/2018		1,990,000	1,980,050
3.55%, 3/1/2022		550,000	510,812
Graphic Packaging International, Inc., 4.125%, 8/15/2024		395,000	392,037
Greif, Inc., 7.75%, 8/1/2019		870,000	967,875
Hexion, Inc.:
6.625%, 4/15/2020		190,000	176,700
144A, 10.375%, 2/1/2022		100,000	103,000
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		75,000	80,063
144A, 7.625%, 1/15/2025		115,000	125,638
Huntsman International LLC, 5.125%, 11/15/2022		800,000	840,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024		295,000	309,750
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	407,550
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		235,000	245,575
144A, 10.375%, 5/1/2021		200,000	224,750
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	647,656
5.75%, 10/15/2020		3,720,000	3,831,600
6.875%, 2/15/2021		492,583	506,129
144A, 7.0%, 7/15/2024		75,000	80,672
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	124,050
144A, 5.125%, 12/1/2024		60,000	62,700
Silgan Holdings, Inc., 144A, 4.75%, 3/15/2025		165,000	166,031
Teck Resources Ltd.:
3.75%, 2/1/2023		1,000,000	974,800
4.5%, 1/15/2021		3,000,000	3,110,625
5.4%, 2/1/2043		550,000	523,875
144A, 8.0%, 6/1/2021		520,000	579,150
144A, 8.5%, 6/1/2024		115,000	134,263
Tronox Finance LLC:
6.375%, 8/15/2020		1,075,000	1,093,812
144A, 7.5%, 3/15/2022		250,000	261,250
United States Steel Corp., 144A, 8.375%, 7/1/2021		805,000	905,625
Valvoline, Inc., 144A, 5.5%, 7/15/2024		150,000	158,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,621,809
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	110,513
144A, 5.625%, 10/1/2024		55,000	58,438
			31,045,247
Real Estate 1.8%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		395,000	416,832
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	253,500
(REIT), 5.375%, 4/1/2023		995,000	1,032,312
(REIT), 5.75%, 1/1/2025		180,000	190,800
(REIT), 5.875%, 1/15/2026		180,000	192,262
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		220,000	226,050
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		70,000	70,700
(REIT), 6.375%, 2/15/2022		415,000	429,006
(REIT), 6.375%, 3/1/2024		390,000	416,325
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		455,000	464,737
(REIT), 4.875%, 6/1/2026		165,000	172,838
			3,865,362
Telecommunication Services 9.1%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,472,171
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	153,248
Series T, 5.8%, 3/15/2022		550,000	566,500
Series S, 6.45%, 6/15/2021		600,000	639,378
Series W, 6.75%, 12/1/2023		705,000	737,606
Series Y, 7.5%, 4/1/2024		590,000	634,250
CommScope, Inc.:
144A, 4.375%, 6/15/2020		135,000	138,544
144A, 5.0%, 6/15/2021		350,000	360,500
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	358,800
144A, 7.0%, 2/15/2020		200,000	194,006
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	152,800
7.125%, 1/15/2023		870,000	787,350
8.5%, 4/15/2020		130,000	137,800
10.5%, 9/15/2022		730,000	758,966
11.0%, 9/15/2025		200,000	201,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	371,431
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		725,000	786,625
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	777,562
5.375%, 1/15/2024		210,000	215,513
6.125%, 1/15/2021		230,000	238,338
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	523,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	349,600
7.0%, 8/15/2020		2,000,000	2,157,500
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,430,589
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		205,000	205,769
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		1,075,000	1,147,562
6.125%, 1/15/2022		155,000	163,913
6.375%, 3/1/2025		542,000	582,639
6.5%, 1/15/2026		20,000	21,975
Telesat Canada, 144A, 8.875%, 11/15/2024		310,000	338,675
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	300,904
Windstream Services LLC:
7.75%, 10/15/2020		290,000	297,795
7.75%, 10/1/2021		500,000	515,000
Zayo Group LLC:
144A, 5.75%, 1/15/2027		145,000	153,309
6.0%, 4/1/2023		590,000	623,925
6.375%, 5/15/2025		500,000	538,750
			19,033,293
Utilities 2.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		485,000	491,669
5.75%, 5/20/2027		520,000	522,600
Calpine Corp.:
5.375%, 1/15/2023		290,000	292,900
5.75%, 1/15/2025		590,000	584,100
Dynegy, Inc., 7.625%, 11/1/2024		485,000	460,750
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	245,612
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,017,500
144A, 6.625%, 1/15/2027		165,000	162,112
7.25%, 5/15/2026		570,000	586,387
7.875%, 5/15/2021		29,000	30,088
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		125,000	121,563
			4,515,281
Total Corporate Bonds (Cost $187,819,788)			194,754,809
Asset-Backed 2.9%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 4.432% **, 7/18/2027		1,125,000	1,125,718
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.681% **, 7/20/2027		2,000,000	2,007,664
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 4.281% **, 7/20/2026		1,500,000	1,492,290
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.63% **, 10/15/2023		1,500,000	1,499,928
Total Asset-Backed (Cost $6,009,233)			6,125,600
Government & Agency Obligations 4.9%
Other Government Related (c) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,020,706
Sovereign Bonds 4.4%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	329,391
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,218,830
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	715,750
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	320
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	522,460
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	397,772
Republic of El Salvador, 144A, 8.625%, 2/28/2029		75,000	75,563
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	200,528
Republic of Panama:
3.75%, 3/16/2025		1,030,000	1,060,900
9.375%, 1/16/2023		2,610,000	3,366,900
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,033,904
ZAR Sovereign Capital Fund Propriety Ltd., 144A, 3.903%, 6/24/2020		185,000	189,643
			9,111,961
Total Government & Agency Obligations (Cost $9,887,596)			10,132,667
Loan Participations and Assignments 33.3%
Senior Loans **
Consumer Discretionary 9.4%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.25%, 2/14/2024		1,536,290	1,537,973
Altice U.S. Finance I Corp., Term Loan B, 3.781%, 1/15/2025		1,487,155	1,506,057
Atlantic Broadband Finance LLC, Term Loan B, 3.281%, 11/30/2019		3,438,517	3,462,862
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.78%, 4/30/2019		1,173,333	1,177,370
Hilton Worldwide Finance LLC:
Term Loan B2, 3.278%, 10/25/2023		2,900,325	2,919,670
Term Loan B1, 3.5%, 10/26/2020		213,319	215,133
Quebecor Media, Inc., Term Loan B1, 3.539%, 8/17/2020		3,192,579	3,210,537
Seminole Tribe of Florida, Term Loan, 3.248%, 4/29/2020		2,905,750	2,918,099
Visteon Corp., Term Delay Draw B, 3.929%, 4/9/2021		2,500,000	2,528,912
			19,476,613
Consumer Staples 2.7%
Albertson's LLC, Term Loan B6, 4.302%, 6/22/2023		1,859,796	1,888,976
Pinnacle Foods Finance LLC, Term Loan B, 3.06%, 2/2/2024		3,695,000	3,718,851
			5,607,827
Energy 0.1%
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023		150,000	151,163
			151,163
Health Care 3.2%
Community Health Systems, Inc.:
Term Loan G, 3.746%, 12/31/2019		268,897	267,091
Term Loan H, 3.999%, 1/27/2021		494,766	487,402
DaVita HealthCare Partners, Inc., Term Loan B, 3.531%, 6/24/2021		3,903,900	3,962,458
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.03%, 2/13/2019		1,053,713	1,060,220
Term Loan B, 5.28%, 12/11/2019		983,116	989,187
			6,766,358
Industrials 6.5%
AerCap Holdings NV, Term Loan A, 3.5%, 10/6/2023		1,575,000	1,591,900
BE Aerospace, Inc., Term Loan B, 3.993%, 12/16/2021		3,344,364	3,366,303
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		2,116,021	2,131,235
Sabre, Inc., Term Loan B, 3.884%, 2/19/2019		1,646,282	1,661,971
TransDigm, Inc., Term Loan F, 3.781%, 6/9/2023		1,769,640	1,781,328
Waste Industries U.S.A., Inc., Term Loan, 3.531%, 2/27/2020		2,962,312	2,984,529
			13,517,266
Information Technology 1.3%
First Data Corp., Term Loan, 3.779%, 3/24/2021		2,668,930	2,697,074
Materials 4.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,693,252	2,703,770
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023		1,280,578	1,298,589
Berry Plastics Group, Inc.:
Term Loan L, 3.022%, 1/6/2021		1,098,075	1,104,998
Term Loan D, 3.5%, 2/8/2020		2,465,091	2,471,944
MacDermid, Inc., Term Loan, 5.0%, 6/7/2023		1,839,374	1,863,056
PolyOne Corp., Term Loan B, 3.03%, 11/12/2022		579,154	584,221
			10,026,578
Telecommunication Services 0.4%
DigitalGlobe, Inc., Term Loan B, 3.531%, 1/15/2024		780,000	784,508
Utilities 4.9%
Calpine Corp., Term Loan B5, 3.75%, 1/15/2024		6,249,825	6,290,480
NRG Energy, Inc., Term Loan B, 3.031%, 6/30/2023		3,936,203	3,955,176
			10,245,656
Total Loan Participations and Assignments (Cost $68,783,358)			69,273,043
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $469,163)		470,890	473,056
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		121	3,285
Materials 0.0%
GEO Specialty Chemicals, Inc.*		46,639	17,989
GEO Specialty Chemicals, Inc. 144A*		649	250
			18,239
Total Common Stocks (Cost $88,229)			21,524
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)		400	1,550
Cash Equivalents 2.7%
Deutsche Central Cash Management Government Fund, 0.56% (d) (Cost $5,608,629)		5,608,629	5,608,629
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $278,753,872) †		137.5	286,390,878
Other Assets and Liabilities, Net		(37.5)	(78,142,814)
Net Assets		100.0	208,248,064

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.
† The cost for federal income tax purposes was $279,553,387. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $6,837,491. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,290,960 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,453,469.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$194,754,809	$—	$194,754,809
Asset-Backed	—	6,125,600	—	6,125,600
Government & Agency Obligations	—	10,132,667	—	10,132,667
Loan Participations and Assignments	—	69,273,043	—	69,273,043
Convertible Bond	—	—	473,056	473,056
Common Stocks (e)	3,285	—	18,239	21,524
Warrant	—	—	1,550	1,550
Short-Term Investments	5,608,629	—	—	5,608,629
Total	$5,611,914	$280,286,119	$492,845	$286,390,878

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017